Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December 31,
	2022	2021
Intangible assets: patents	$23,963	$23,963
Less: amortization	(5,880)	(4,654)
Total intangible assets, net	$18,083	$19,309